PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
PREPAYMENTS AND OTHER CURRENT ASSETS
Components of prepayments and other current assets
Components of prepayments and other current assets as of December 31, 2024 and 2025 were as follows (RMB in millions):

	2024	2025
Prepayments and other deposits	9,531	14,632
Receivable related to financial services (Note 2)	5,662	7,167
Interest receivables	918	419
Prepaid expenses	170	232
Other	1,009	1,532

Total	17,290	23,982